Financial Risks - Disclosure of Sensitivity Analysis of Shareholders' Equity to Equity Markets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Equity prices, ten percentage higher [member]
Disclosure of sensitivity analysis of shareholders' equity to equity markets [line items]
Estimated approximate effects on net income	€ 317	€ 158
Estimated approximate effects on shareholders' equity	405	291
Equity prices, ten percentage lower [member]
Disclosure of sensitivity analysis of shareholders' equity to equity markets [line items]
Estimated approximate effects on net income	(316)	(227)
Estimated approximate effects on shareholders' equity	(405)	(360)
Equity Prices, Twenty Percentage Higher [member]
Disclosure of sensitivity analysis of shareholders' equity to equity markets [line items]
Estimated approximate effects on net income	647	324
Estimated approximate effects on shareholders' equity	820	587
Equity Prices, Twenty Percentage Lower [member]
Disclosure of sensitivity analysis of shareholders' equity to equity markets [line items]
Estimated approximate effects on net income	(660)	(338)
Estimated approximate effects on shareholders' equity	€ (839)	€ (604)